Equity - Schedule of Common Stock Issuable Upon Exercise of Options Outstanding (Details)	12 Months Ended
Dec. 31, 2025 $ / shares shares
Options Outstanding [Member] | 2.93 – 31.20 [Member]
Schedule of Common Stock Issuable Upon Exercise of Options Outstanding [Line Items]
Options Outstanding, Range of Exercise Price lower limit	$ 2.93
Options Outstanding, Range of Exercise Price Upper limit	$ 31.2
Options Outstanding, Number Outstanding (in Shares) | shares	15,419
Options Outstanding, Weighted Average Remaining Contractual Life (Years)	2 years 9 months 25 days
Options Outstanding, Weighted Average Exercise Price	$ 6.49
Options Outstanding [Member] | 48.75 – 123.00 [Member]
Schedule of Common Stock Issuable Upon Exercise of Options Outstanding [Line Items]
Options Outstanding, Range of Exercise Price lower limit	48.75
Options Outstanding, Range of Exercise Price Upper limit	$ 123
Options Outstanding, Number Outstanding (in Shares) | shares	18,117
Options Outstanding, Weighted Average Remaining Contractual Life (Years)	1 year 2 months 23 days
Options Outstanding, Weighted Average Exercise Price	$ 79.87
Options Outstanding [Member] | 154.50 – 228.00 [Member]
Schedule of Common Stock Issuable Upon Exercise of Options Outstanding [Line Items]
Options Outstanding, Range of Exercise Price lower limit	154.5
Options Outstanding, Range of Exercise Price Upper limit	$ 228
Options Outstanding, Number Outstanding (in Shares) | shares	7,633
Options Outstanding, Weighted Average Remaining Contractual Life (Years)	4 years
Options Outstanding, Weighted Average Exercise Price	$ 225.72
Options Outstanding [Member] | 2.93 – 228.00 [Member]
Schedule of Common Stock Issuable Upon Exercise of Options Outstanding [Line Items]
Options Outstanding, Range of Exercise Price lower limit	2.93
Options Outstanding, Range of Exercise Price Upper limit	$ 228
Options Outstanding, Number Outstanding (in Shares) | shares	41,169
Options Outstanding, Weighted Average Remaining Contractual Life (Years)	2 years 4 months 2 days
Options Outstanding, Weighted Average Exercise Price	$ 79.43
Options Exercisable [Member] | 2.93 – 31.20 [Member]
Schedule of Common Stock Issuable Upon Exercise of Options Outstanding [Line Items]
Options Exercisable, Number Exercisable (in Shares) | shares	15,419
Options Exercisable, Weighted Average Exercise Price	$ 6.49
Options Exercisable [Member] | 48.75 – 123.00 [Member]
Schedule of Common Stock Issuable Upon Exercise of Options Outstanding [Line Items]
Options Exercisable, Number Exercisable (in Shares) | shares	18,117
Options Exercisable, Weighted Average Exercise Price	$ 79.87
Options Exercisable [Member] | 154.50 – 228.00 [Member]
Schedule of Common Stock Issuable Upon Exercise of Options Outstanding [Line Items]
Options Exercisable, Number Exercisable (in Shares) | shares	7,633
Options Exercisable, Weighted Average Exercise Price	$ 225.72
Options Exercisable [Member] | 2.93 – 228.00 [Member]
Schedule of Common Stock Issuable Upon Exercise of Options Outstanding [Line Items]
Options Exercisable, Number Exercisable (in Shares) | shares	41,169
Options Exercisable, Weighted Average Exercise Price	$ 79.43